SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2020	3,182,500	$2.20
Granted	1,596,500	$6.41
Forfeited	(126,936)	$2.27
Exercised	(843,543)	$2.21
Options outstanding at August 31, 2021	3,808,521	$3.96

	Number of Share Options	Average Exercise Price in CAD
Granted	1,273,000	$2.36
Expired	(1,256,517)	$4.08
Exercised	(158,333)	$1.86
Options outstanding at August 31, 2022	3,666,671	$3.45

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at August 31, 2022	Number Exercisable at August 31, 2022	Exercise Price in CAD	Average Remaining Contractual Life (Years)
967,167	332,500	$6.58	3.30
99,000	66,000	$3.90	3.94
42,000	-	$3.40	4.06
666,836	666,836	$2.61	1.61
21,000	-	$2.52	4.50
1,165,000	-	$2.32	4.29
705,668	372,001	$1.81	2.26
3,666,671	1,437,337		3.14

Disclosure of assumptions used in valuing stock options granted [Table Text Block]
Year ended	August 31, 2022	August 31, 2021
Risk-free interest rate	1.18%	0.41%
Expected life of options	3.5 years	3.9 years
Annualized volatility[1]	87%	88%
Forfeiture rate	2.0%	2.0%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.